Note 4 - Property and Equipment: Property, Plant and Equipment (Tables)	6 Months Ended
Feb. 28, 2015
Tables/Schedules
Property, Plant and Equipment

	February 28, 2015	August 31, 2014
Building and leasehold improvements	$3,825,917	$3,161,646
Machinery and equipment	1,050,275	1,022,299
Furniture and fixtures	830,044	358,390
Less: Accumulated depreciation	(1,482,052)	(1,123,592)
Property and equipment, net	$4,224,184	$3,418,743